Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	¥ 1,070	¥ 333
Gains (losses) from changes in instrument-specific credit risk	0	0	¥ 0
Aggregate unpaid loan principal balance	14,431	12,024
Aggregate loan fair value	15,361	12,631
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	930	607
Investment funds fair value	16,891	11,433
Other assets	36,038
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	246	116	(628)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	8,168	5,116
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	8,723	6,317
Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	1,301	¥ 1,412	¥ 670
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	36,038
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	¥ 1,254,483